BNY Mellon New York AMT-Free Municipal Bond Fund
Statement of Investments
February 28, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.6%
New York — 97.9%
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2046	2,940,000	2,813,194
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2051	3,125,000	2,921,980
Brookhaven Local Development Corp., Revenue Bonds (Jefferson’s Ferry Project) Ser. B	4.00	11/1/2045	4,020,000	3,831,590
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2041	1,530,000	1,419,840
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2047	1,160,000	1,018,073
Broome County Local Development Corp., Revenue Bonds, Refunding (United Health Services Hospitals Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	4/1/2050	3,000,000	2,766,600
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.50	6/15/2043	700,000	686,534
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.75	6/15/2053	1,200,000	1,169,271
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2041	525,000	474,592
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2051	2,940,000	2,464,738
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2056	980,000	799,295
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2041	1,725,000	1,690,731
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2042	1,200,000	1,162,872
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2043	880,000	845,803
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	4,000,000	4,130,432
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	4,000,000	4,126,258
Build New York City Resource Corp., Revenue Bonds, Refunding (Q Student Residences Project) Ser. A	5.00	6/1/2038	1,000,000	1,000,958
Empire State Development Corp., Revenue Bonds, Ser. A	5.00	3/15/2037	4,000,000	4,370,552
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2034	810,000	826,089
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2039	1,200,000	1,216,094
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	2/15/2047	7,000,000	6,956,481
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	5,000,000	5,154,934
Long Island Power Authority, Revenue Bonds	5.00	9/1/2047	4,000,000	4,109,004
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2037	1,700,000	1,716,081
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2045	3,000,000	3,019,551
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2037	2,150,000	2,228,767
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2038	2,900,000	2,973,085
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2039	3,000,000	3,053,450

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.6% (continued)
New York — 97.9% (continued)
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2041	2,030,000	2,039,538
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2036	1,500,000	1,651,263
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2037	2,000,000	2,195,710
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2036	7,000,000	7,183,968
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2037	9,825,000	10,153,121
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2038	5,920,000	6,112,970
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	5,000,000	5,141,293
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Build America Mutual) Ser. A	4.00	11/15/2048	7,240,000	6,890,858
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	4,750,000	4,845,149
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2034	2,260,000	2,278,699
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2035	2,500,000	2,519,160
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2046	10,000,000	10,100,204
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	7,000,000	7,000,370
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2034	1,100,000	1,121,084
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2035	1,150,000	1,171,250
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2046	2,500,000	2,517,740
Monroe County Industrial Development Corp., Revenue Bonds (University of Rochester Project) Ser. A	4.00	7/1/2050	11,470,000	11,007,553
Monroe County Industrial Development Corp., Revenue Bonds (University of Rochester Project) Ser. A	5.00	7/1/2053	3,500,000	3,751,246
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (Rochester Regional Health Project)	4.00	12/1/2046	1,555,000	1,425,944
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (St. John Fisher University Project)	5.25	6/1/2054	1,685,000	1,787,749
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2035	800,000	832,085
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2036	1,000,000	1,038,994
New York City, GO, Ser. 1	4.00	9/1/2052	1,500,000	1,433,109
New York City, GO, Ser. A	4.13	8/1/2053	1,000,000	970,121
New York City, GO, Ser. A1	5.00	8/1/2037	8,500,000	8,700,601
New York City, GO, Ser. AA1	4.00	8/1/2037	4,000,000	4,076,992
New York City, GO, Ser. C	4.00	8/1/2036	5,000,000	5,148,194
New York City, GO, Ser. C	4.00	8/1/2039	2,000,000	2,029,762
New York City, GO, Ser. D1	4.00	3/1/2041	5,700,000	5,723,643
New York City, GO, Ser. D1	5.50	5/1/2044	1,000,000	1,103,252
New York City, GO, Ser. D1	5.50	5/1/2046	1,250,000	1,368,294
New York City, GO, Ser. E1	4.00	4/1/2045	4,000,000	3,927,134
New York City, GO, Ser. F1	5.00	4/1/2034	2,000,000	2,111,194
New York City, GO, Ser. F1	5.00	4/1/2035	3,500,000	3,688,264
New York City, GO, Ser. F1	5.00	4/1/2039	3,000,000	3,142,742
New York City, GO, Refunding, Ser. E	5.00	8/1/2027	3,000,000	3,093,450
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) Ser. C1A	4.00	11/1/2053	2,310,000	2,185,116

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.6% (continued)
New York — 97.9% (continued)
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. A1	4.75	11/1/2054	3,500,000	3,549,145
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2(b)	0.60	7/1/2025	1,470,000	1,455,600
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2030	2,000,000	2,176,982
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2031	1,250,000	1,377,609
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2031	2,500,000	2,600,239
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2032	1,750,000	1,811,806
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2045	5,000,000	4,852,365
New York City Industrial Development Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	3,500,000	3,518,679
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	4.00	6/15/2051	1,500,000	1,444,733
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	5.25	6/15/2053	5,000,000	5,447,418
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC1	5.25	6/15/2054	10,000,000	10,845,506
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. DD	5.00	6/15/2047	3,000,000	3,062,883
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. DD1	4.00	6/15/2050	7,500,000	7,277,006
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	5.00	6/15/2040	8,000,000	8,576,801
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. CC1	5.00	6/15/2038	2,595,000	2,677,942
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. CC2	4.00	6/15/2041	7,500,000	7,496,223
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2039	3,000,000	3,013,356
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. A1	5.00	8/1/2033	3,120,000	3,316,950
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. A3	5.00	8/1/2040	7,045,000	7,292,834
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. C1	4.00	5/1/2051	7,000,000	6,690,403
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. C1	5.00	5/1/2041	1,000,000	1,117,865
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. D	4.00	11/1/2039	3,585,000	3,633,327
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. E1	5.00	2/1/2040	4,000,000	4,056,202
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S	5.00	7/15/2040	7,000,000	7,035,956
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.00	7/15/2043	10,760,000	11,191,278
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2039	5,500,000	5,703,145
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2048	5,000,000	4,826,509
New York City Transitional Finance Authority, Revenue Bonds, Ser. E	5.00	11/1/2053	3,000,000	3,202,296
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Future Tax)	5.00	11/1/2039	10,000,000	10,528,697
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2027	1,000,000	1,048,132

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.6% (continued)
New York — 97.9% (continued)
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. A(c)	0.00	11/15/2050	18,180,000	5,312,254
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B(c)	0.00	11/15/2046	11,220,000	3,860,176
New York Convention Center Development Corp., Revenue Bonds, Refunding (Hotel Unit Fee)	5.00	11/15/2040	4,500,000	4,529,757
New York Counties Tobacco Trust I, Revenue Bonds, Ser. A	6.50	6/1/2035	25,000	25,016
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000	3,703,072
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(a)	5.00	11/15/2044	15,000,000	15,009,661
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	8,400,000	9,766,424
New York Power Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2050	2,795,000	2,702,686
New York Power Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2055	5,000,000	4,812,058
New York Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2045	6,890,000	6,803,765
New York State Dormitory Authority, Revenue Bonds (Bidding Group) Ser. A	5.00	3/15/2055	5,650,000	6,020,715
New York State Dormitory Authority, Revenue Bonds (Fordham University)	4.00	7/1/2046	2,500,000	2,424,067
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.25	10/1/2050	2,500,000	2,666,704
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	10/1/2034	1,125,000	1,154,144
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	10/1/2035	900,000	920,697
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	10/1/2036	575,000	585,473
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan- Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) Ser. 1(c)	0.00	7/1/2028	18,335,000	16,585,478
New York State Dormitory Authority, Revenue Bonds (New York Institute of Technology)	5.25	7/1/2049	2,300,000	2,438,631
New York State Dormitory Authority, Revenue Bonds (New York Institute of Technology)	5.25	7/1/2054	2,900,000	3,058,868
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	16,035,000	16,626,124
New York State Dormitory Authority, Revenue Bonds (Rochester Institute of Technology) Ser. A	5.00	7/1/2049	2,000,000	2,060,883
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group) (Insured; Assured Guaranty Corp.)	5.50	10/1/2054	8,000,000	8,718,186
New York State Dormitory Authority, Revenue Bonds, Ser. A(d)	4.00	3/15/2029	10,000	10,517
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	5,000,000	5,097,695
New York State Dormitory Authority, Revenue Bonds, Ser. F	5.00	2/15/2039	5,840,000	5,846,335
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	3,000,000	3,005,221
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1	5.00	7/1/2042	1,000,000	1,028,904
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2033	2,000,000	2,065,297
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	2,010,000	2,072,606

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.6% (continued)
New York — 97.9% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2035	2,800,000	2,882,622
New York State Dormitory Authority, Revenue Bonds, Refunding (New School)	5.00	7/1/2040	5,200,000	5,213,957
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	4.00	7/1/2052	4,400,000	4,032,223
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2040	1,000,000	1,077,105
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2041	1,000,000	1,070,143
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2042	1,325,000	1,410,412
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	4.00	7/1/2046	8,130,000	7,954,422
New York State Dormitory Authority, Revenue Bonds, Refunding (North Shore Long Island Jewish) Ser. A	5.00	5/1/2043	4,000,000	4,013,372
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2054	5,000,000	4,600,160
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Hospitals Center)	5.00	7/1/2032	500,000	513,339
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John’s University) Ser. A	4.00	7/1/2048	3,775,000	3,514,597
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John’s University) Ser. A	5.00	7/1/2030	1,250,000	1,306,034
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School Project) Ser. A	5.00	7/1/2036	2,000,000	2,058,875
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A(d)	4.00	3/15/2029	5,000	5,259
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2054	5,000,000	4,757,506
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2037	5,000,000	5,341,536
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	2,200,000	2,233,188
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. B	4.00	3/15/2054	10,000,000	9,579,084
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2036	1,964,000	2,026,217
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2037	986,000	1,009,631
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	6,000,000	6,123,710
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	5.00	3/15/2036	3,000,000	3,372,592
New York State Energy Research & Development Authority, Revenue Bonds, Refunding (New York State Electric & Gas Corp.) Ser. C	4.00	4/1/2034	1,000,000	1,033,142
New York State Environmental Facilities Corp., Revenue Bonds, Refunding	5.00	6/15/2041	15,000,000	15,294,325
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; State of New York Mortgage Agency)(b)	3.80	5/1/2029	4,000,000	4,010,665
New York State Mortgage Agency, Revenue Bonds, Ser. 223	3.50	4/1/2049	905,000	902,011
New York State Thruway Authority, Revenue Bonds, Ser. A	5.00	1/1/2046	3,500,000	3,538,089
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	3,000,000	2,881,761
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2051	1,000,000	963,674
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2055	6,000,000	5,747,707
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2041	1,750,000	1,617,540
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2046	2,500,000	2,199,184
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,960,000	1,909,245
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	7,500,000	7,326,176
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	4,000,000	4,132,590
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	3,000,000	3,140,923

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.6% (continued)
New York — 97.9% (continued)
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2032	1,025,000	1,111,505
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2033	1,500,000	1,621,738
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2041	5,000,000	5,212,844
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	2,000,000	2,144,758
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	13,400,000	13,399,877
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Municipal Corp.)	5.25	6/30/2060	20,000,000	21,003,628
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/30/2049	2,500,000	2,581,681
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	2,580,000	2,445,684
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport Terminal)	4.00	12/1/2040	2,500,000	2,496,327
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport Terminal)	4.00	12/1/2042	3,000,000	2,926,967
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport Terminal) Ser. A	5.00	12/1/2032	1,550,000	1,650,512
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport Terminal) Ser. A	5.00	12/1/2033	1,450,000	1,540,458
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. B(e)	5.00	12/31/2054	1,500,000	977,189
New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. A	5.25	12/31/2054	7,000,000	7,439,289
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Project) Ser. A(a)	4.75	11/1/2042	3,000,000	2,860,700
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2034	2,000,000	2,000,333
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2040	1,750,000	1,746,932
Oneida County Local Development Corp., Revenue Bonds (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2051	4,000,000	3,713,582
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	4,500,000	4,222,619
Onondaga Civic Development Corp., Revenue Bonds, Refunding (Syracuse University) Ser. A	5.00	12/1/2034	1,550,000	1,702,751
Oyster Bay, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	2/1/2033	3,000,000	3,023,259
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218	4.00	11/1/2047	4,000,000	3,674,019
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 221	5.00	7/15/2035	2,000,000	2,129,508
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	16,955,000	16,981,557
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195	5.00	10/1/2035	5,000,000	5,094,182
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195	5.00	4/1/2036	4,000,000	4,073,500
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	4,000,000	4,087,151
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 211	5.00	9/1/2048	2,000,000	2,050,371
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2036	1,000,000	1,033,989
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	6,000,000	6,356,373

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.6% (continued)
New York — 97.9% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 236	5.00	1/15/2052	1,500,000	1,551,419
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 237	5.00	1/15/2052	2,000,000	2,125,789
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 238	5.00	7/15/2038	1,000,000	1,082,971
Schenectady County Capital Resource Corp., Revenue Bonds, Refunding (Union College Project)	5.25	7/1/2052	700,000	755,786
Suffolk County Economic Development Corp., Revenue Bonds (Catholic Health Services of Long Island Obligated Group Project) Ser. C	5.00	7/1/2031	2,370,000	2,372,599
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	4.00	6/1/2050	4,000,000	3,640,767
The Genesee County Funding Corp., Revenue Bonds, Refunding (Rochester Regional Health Obligated Group) Ser. A	5.25	12/1/2052	2,500,000	2,603,301
Triborough Bridge & Tunnel Authority, Revenue Bonds (MTA Bridges & Tunnels) Ser. A	5.00	11/15/2049	3,000,000	3,134,919
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2042	3,000,000	3,092,813
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.25	11/15/2045	1,500,000	1,504,906
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	2,500,000	2,372,333
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	4.00	5/15/2046	4,000,000	3,876,621
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,500,000	8,007,283
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. A	4.00	5/15/2051	3,000,000	2,871,762
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C	5.00	11/15/2037	10,000,000	10,605,844
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	5,000,000	5,188,274
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	4.13	5/15/2054	6,790,000	6,544,148
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C	5.00	11/15/2038	5,000,000	5,764,888
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2046	3,500,000	3,556,040
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	5,000,000	5,142,831
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	18,000,000	18,242,579
Utility Debt Securitization Authority, Revenue Bonds	5.00	12/15/2041	7,000,000	7,296,906
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2035	19,500,000	19,793,188
Westchester County Local Development Corp., Revenue Bonds (NY Blood Center Project)	5.00	7/1/2038	1,700,000	1,852,103
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2027	270,000	278,961
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2028	280,000	291,468
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2029	250,000	260,232
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2034	200,000	207,336
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2042	450,000	458,491
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(a)	5.00	7/1/2046	8,800,000	8,923,055
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	12,260,000	12,382,113
Western Nassau County Water Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2046	1,000,000	967,954
Western Nassau County Water Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2051	1,500,000	1,413,895

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.6% (continued)
New York — 97.9% (continued)
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	420,000	428,276
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000	640,468
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2054	465,000	460,474
				899,943,058
U.S. Related — .7%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,770,000	1,885,090
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,092,526
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,500,000	2,694,714
				6,672,330
Total Investments (cost $931,704,669)			98.6%	906,615,388
Cash and Receivables (Net)			1.4%	12,798,494
Net Assets			100.0%	919,413,882

GO—Government Obligation

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to $30,532,041 or 3.3% of net assets.

(b)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(e)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
See notes to statement of investments.

Statement of Investments
BNY Mellon New York AMT-Free Municipal Bond Fund

February 28, 2025 (Unaudited)
The following is a summary of the inputs used as of February 28, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	906,615,388	—	906,615,388
	—	906,615,388	—	906,615,388

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At February 28, 2025, accumulated net unrealized depreciation on investments was $25,089,281, consisting of $5,204,254 gross unrealized appreciation and $30,293,535 gross unrealized depreciation.
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.